Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share	184,281,566	6,774,769	13,553,944	6,144,553
Series B Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share	11	11	11	11
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share	55,578,272	564,797	7,017,896	16,319
Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share	124,514,653	1,876,198	2,191,043	1,783,229
Common Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share	4,188,630	4,333,763	4,344,994	4,344,994